SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the preparation of these unaudited condensed consolidated interim financial statements are consistent with the accounting policies disclosed in Note 3 of the Company's audited consolidated financial statements for the years ended December 31, 2025 and 2024.

a) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months. There are no cash equivalents as of March 31, 2026 or December 31, 2025. At times, the Company's cash balance exceeds the federally insured limits. The total uninsured cash and cash equivalents balance as of March 31, 2026 was $1,137,465 (December 31, 2025 - $3,813,329).

b) Restricted cash

Restricted cash include: (i) deposits held with banks that are held as collateral for the corporate credit cards of the Company, with balances of $50,717 and $50,592 as of March 31, 2026 and December 31, 2025, respectively; and (ii) balances of $685,297 held with banks that are frozen or otherwise restricted due to ongoing disputes with the former CEO of the Company, as further discussed in Note 11.

c) Short-term investments

The Company's short-term investments are treasury notes and certificates of deposit with original maturities greater than 3 months and less than one year.

The treasury notes held by the Company as of March 31, 2026 have a balance of $13,213,526 and mature in 2026, with interest rates ranging from 3.705% to 3.752%. The treasury notes held by the Company as of December 31, 2025 had a balance of $15,274,175 and mature in 2026 with interest rates ranging from 3.429% to 3.666%.

The certificates of deposit held by the Company as of March 31, 2026 have a balance of $713,279 and matures in 2026, with interest rate of 3.92%. The Company did not hold certficates of deposits as of December 31, 2025. The certificates of deposits are presented as restricted short-term investments on the unaudited condensed consolidated balance sheet as of March 31, 2026 as such accounts are frozen or otherwise restricted due to ongoing disputes with the former CEO of the Company, as further discussed in Note 11.

The short-term investments are level 1 investments in the fair value hierarchy. These securities are presented on the condensed consolidated interim balance sheets at fair value. Earnings from these securities are included in interest income on the unaudited condensed consolidated interim statements of operations. For the three months ended March 31, 2026, the Company recorded a gain on short-term investments of $122,491 (three months ended March 31, 2025 - $11,422) which is included within interest income on the unaudited condensed consolidated interim statements of operations. The total uninsured short-term investments balance as of March 31, 2026 was $13,677,344 (December 31, 2025 - $15,274,175).

d) Due from Shareholder

The Company recognizes due from shareholder in relation to amounts that were transferred or withdrawn by the former CEO, who is also a significant shareholder, without approval from the Company's board of directors or audit committee. The amounts are recognized to the extent that the Company believes they are recoverable, as an offset against related party notes payable owed to the former CEO, his immediate family members, or entities controlled by them. Any excess amounts are recognized as a loss to misappropriation of assets in the unaudited condensed consolidated interim statements of operations.

As at March 31, 2026, the Company recognized $1,526,126 as due from shareholder in the unaudited condensed consolidated interim balance sheets, representing the maximum amount recoverable through the offset of related party notes payable. For the three months ended March 31, 2026, the Company recognized a loss to misappropriation of assets of $395,033 in the unaudited condensed consolidated interim statements of operations.

e) Receivables and Allowance for Credit Losses

Receivables are carried at original invoice amount, less any estimate made for credit losses. The allowance for credit losses is the Company's best estimate of the amount of expected credit losses in the Company's existing receivables over the contractual term. We evaluate our exposure to credit loss on both a collective and individual basis. We evaluate such receivables on an individual customer basis and take into account any relevant available information, which begins with historical credit loss experience and consideration of current and expected conditions and market trends (such as general economic conditions, other microeconomic and macroeconomic considerations, etc.) and reasonable and supportable forecasts that could impact the collectability of such receivables over the contractual term individually or in the aggregate. Changes in circumstances relating to these factors may result in the need to increase or decrease our allowance for credit losses in the future. The allowance for credit losses was $0 and $0 as of March 31, 2026 and December 31, 2025, respectively.

f) Financial instruments measurements and fair value of financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial instruments are accounted for in accordance with ASC 320, ASC 825 and ASC 815, as applicable. The Company's short-term investments are classified as trading securities and are measured at fair value, with unrealized gains and losses recognized in earnings.

Financial instruments, including cash, restricted cash, due from related party, accounts payable and accrued liabilities, and related party notes payable, are carried at their carrying values, which approximate fair value due to the short-term nature of these instruments.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred all risks and rewards of ownership.

Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled, or expire.

ASC 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following, based on the nature of the valuation inputs:

  Level 1: quoted prices (unadjusted) for identical assets or liabilities in active markets;
  Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
  Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data where available. The classification of an asset or liability in the hierarchy is based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. The Company determined that the derivative liability relating to the embedded conversion feature in the convertible notes is a Level 3 liability. See Note 6 for the significant inputs used and for a roll-forward of the Level 3 liability.

g) Derivative Liabilities

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815, Derivatives and Hedging. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the unaudited condensed consolidated interim statements of operations. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the condensed consolidated balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the condensed consolidated balance sheet date.

The Company uses the Monte Carlo simulation model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820, Fair Value Measurement. The significant inputs and assumptions to the Monte Carlo simulation model are disclosed in Note 6.

h) Advertising and Promotion Costs

Advertising and promotion costs are expensed as incurred. Advertising expense for the three months ended March 31, 2026, was $508,462 (three months ended March 31, 2025 - $81,173).

i) Loss per share

Basic earnings (loss) per share ("EPS") is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of ordinary shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

The Company has the following anti-dilutive securities as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Warrants	6,291,420	18,191,223
Options	1,025,000	-
Restricted Share Units	1,942,250	-
	9,258,670	18,191,223

As of March 31, 2025, due to the terms of the conversion option for the Note Payable (Note 5) and Convertible Debentures (Note 6), the Company could not predict the anti-dilutive shares for these instruments, and as such, they were excluded from the above table.

j)  Other income

The Company earns ancillary income from contracts with customers for pilot training and equipment testing. The income is recognized at a point in time which is upon the completion of the services, which the Company has determined is the completion of a flight. There is no variable consideration for these ancillary services.

From time to time, the Company receives consideration in advance of the services being rendered; this is presented as deferred income on the unaudited condensed consolidated interim balance sheet. The Company also extends credit for payments to be received for services provided; this is presented as receivables on the condensed consolidated interim balance sheet.

The following table summarizes the deferred income activity for the three months ended March 31, 2026 and year ended December 31, 2025:

Balance as of January 1, 2025	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000
Recognition of income recorded as deferred income as of March 31, 2026	(50,000)
Deferral of income billed during the year	35,002
Balance as of March 31, 2026	$134,002

k) Grant income

The Company receives certain cost reimbursements from an economic development corporation in Texas (Note 11). The income is recognized at a point in time when the Company completes its obligations for entitling to such reimbursements, and included in grant income on the unaudited condensed consolidated interim statements of operations.

Amounts received by the Company that the Company is not yet entitled to, and subject to refunds, are recognized as a payable, until the Company's completion of its obligations to earn the reimbursements.

l) Research and Development

Research and development costs are expensed as incurred, in accordance with ASC 730, Research and Development. During the three months ended March 31, 2026, all of these costs are with a single vendor who performed contracted research and testing and consumed materials in research and development activities. The Company may also incur personnel-related costs, including salaries, benefits, and stock-based compensation, where applicable. Nonrefundable advance payments for research and development activities are capitalized and expensed as the related services are performed. Research and development expense for the three months ended March 31, 2026 and 2025, were $83,263 and $255,479, respectively.

m) Segment Reporting

ASC Topic No. 280, Segment Reporting ("ASC 280"), establishes standards for the way that public business enterprises report information about operating segments in their annual consolidated financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas, and major customers.

Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company's CODM is the Chief Executive Officer.

The Company has determined that it has a single operating and reportable segment comprising all of the Company's operations, which is principally the operations of F-104 Fighter jets and development of infrastructure for orbital space launch. All of the Company's operations are attributable to the United States.

The CODM receives and reviews financial information at the consolidated entity level. The Company uses one measure of performance and does not segregate the Company's business for internal reporting. The key measure of segment profit and loss that the CODM uses to allocate resources and assess performance is the Company's net loss before taxes, as presented in the Company's consolidated statement of operations. Operating results and assets are reviewed by the CODM primarily for purposes of assessing financial needs of operations, making resource allocation decisions and for evaluating financial performance.

Segment assets are the same as consolidated total assets of $26,340,608 and $12,641,612, for the three months ended March 31, 2026 and 2025, respectively.

The table below details the Company's revenues, significant expenses, and other segment items and reconciles those amounts to the Company's consolidated net loss before taxes as computed under U.S. GAAP in the Consolidated Statements of Operations:

	Three months ended March 31,
	2026	2025
Revenue	$-	$-
Less:
Consulting fees	1,124,862	390,350
Professional fees	1,331,822	192,414
Business development	144,015	180,000
Advertising and promotion	508,462	81,173
Contract labor and fuel	331,116	185,775
Research and development	83,263	255,479
Management fees	(347,410)	75,000
Interest expense	-	118,410
Change in fair value of derivative liability	-	704,662
Amortization of debt discount	-	117,067
Loss to misappropriation of assets	395,033	-
Other segment items*	697,968	352,777
Net loss before taxes	$(4,269,131)	$(2,653,107)

(*) Other segment items consists of travel and entertainment, rent expense, office and administrative expenses, insurance, directors' fees, franchise tax, vehicle expenses, listing fees, repairs and maintenance, depreciation, bank charges, licenses, other income, grant income, interest income, loss on disposal of PPE, and exchange loss, none of which is individually significant.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months. The Company did not hold any cash equivalents as of December 31, 2025 or 2024. At times, the Company's cash balance exceeds the federally insured limits. The total uninsured cash and cash equivalents balance as of December 31, 2025 was $3,813,329 (December 31, 2024 - $6,350,699).

b) Restricted cash

Restricted cash are deposits held with banks that are held as collateral for the corporate credit cards of the Company. As of December 31, 2025 and 2024, the Company had restricted cash of $50,592 and $50,089, respectively.

c) Short-term investments

The Company's short-term investments are treasury notes and certificates of deposit with original maturities greater than 3 months and less than one year. The certificate of deposit held by the Company as of December 31, 2024 matured in 2025. The certificate of deposit had an interest rate of 4.163%. The Company does not hold a certificate of deposit as of December 31, 2025. The treasury notes held by the Company as of December 31, 2025 matures in 2026. The treasury notes have interest rates ranging from 3.429% to 3.666%. The Company did not hold treasury notes as of December 31, 2024. The short-term investments are level 1 investments in the fair value hierarchy. These securities are presented on the consolidated balance sheets at fair value. Earnings from these securities are included in interest income on the consolidated statements of operations. For the year ended December 31, 2025 and 2024, the Company recorded a gain on short-term investments of $70,575 and $12,355, respectively.

d) Receivables and Allowance for Credit Losses

Receivables are carried at original invoice amount, less any estimate made for credit losses. The allowance for credit losses is the Company's best estimate of the amount of expected credit losses in the Company's existing receivables over the contractual term. We evaluate our exposure to credit loss on both a collective and individual basis. We evaluate such receivables on an individual customer basis and take into account any relevant available information, which begins with historical credit loss experience and consideration of current and expected conditions and market trends (such as general economic conditions, other microeconomic and macroeconomic considerations, etc.) and reasonable and supportable forecasts that could impact the collectability of such receivables over the contractual term individually or in the aggregate. Changes in circumstances relating to these factors may result in the need to increase or decrease our allowance for credit losses in the future. The allowance for credit losses was $0 and $0 as of December 31, 2025 and December 31, 2024, respectively.

e) Property, plant, and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the double-declining method for vehicles, and straight-line method for remaining classes of property and equipment, over the estimated useful lives of the respective assets. Depreciable assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in income for the period. Major replacements or betterments are capitalized while maintenance and repairs are expensed as incurred. The estimated useful lives of the classes of property and equipment are as follows:

Vehicles	5 years
Display Airplane	5 years
Aircraft improvements	6 years
Engines	7 years

f) Long-term deposits

Long-term deposits are comprised entirely of deposits paid in advance for property and equipment, where control of the assets have not yet transferred to the Company.

g) Leases

The Company adopted ASC 842, Leases, as amended, on January 1, 2020 ("ASC 842"). The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease.

The Company determines if an arrangement contains a lease at inception as defined by ASC 842. To meet the definition of a lease under ASC 842, the contractual arrangement must convey to the Company the right to control the use of an identifiable asset for a period of time in exchange for consideration. Right of Use ("ROU") assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

h) Impairment of long-lived assets

Long-lived assets or asset groups held and used by the Company are reviewed for possible impairment whenever events or circumstances indicate the carrying amount of an asset may not be recoverable or is impaired. Circumstances that could trigger a review include, but are not limited to: significant decreases in the market price of the assets; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the assets; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the assets; and current expectation that the assets will more likely than not be sold or disposed significantly before the end of their estimated useful life.

When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis for the respective asset or asset group. If the sum of the undiscounted cash flows is less than the carrying value of the asset or asset group, an impairment loss is recognized equal to the excess of the carrying value over the fair value, if any. Fair value can be determined using discounted cash flows of future operating results based upon a rate that corresponds to the cost of capital. Recognized impairment losses are not reversed. There were no impairments noted during the years ended December 31, 2025 or 2024.

i) Financial instruments measurements and fair value of financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial instruments are accounted for in accordance with ASC 320, ASC 825 and ASC 815, as applicable. The Company's short-term investments are classified as trading securities and are measured at fair value, with unrealized gains and losses recognized in earnings.

Financial instruments, including cash, restricted cash, due from related party, accounts payable and accrued liabilities, and related party notes payable, are carried at their carrying values, which approximate fair value due to the short-term nature of these instruments.

Derivative liabilities are measured at fair value on a recurring basis, with changes in fair value recognized in earnings.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred all risks and rewards of ownership.

Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled, or expire.

ASC 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following, based on the nature of the valuation inputs:

  Level 1: quoted prices (unadjusted) for identical assets or liabilities in active markets;
  Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
  Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data where available. The classification of an asset or liability in the hierarchy is based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. The Company determined that the derivative liability relating to the embedded conversion feature in the convertible notes is a Level 3 liability. See Note 6 for the significant inputs used and for a roll-forward of the Level 3 liability.

j) Derivative Liabilities

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of operations. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the consolidated balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the consolidated balance sheet date.

The Company uses the Monte Carlo simulation model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820, Fair Value Measurement. The significant inputs and assumptions to the Monte Carlo simulation model are disclosed in Note 6.

k) Warrant instruments

The Company accounts for Warrants issued in accordance with the guidance contained in FASB ASC 815, Derivatives and Hedging. Under ASC 815-40, the Warrants meet the criteria for equity treatment and as such will be recorded in stockholders' equity (deficit). If the Warrants and no longer meet the criteria for equity treatment, they will be recorded as a liability and remeasured each period with changes recorded in the statement of operations.

l) Deferred offering costs

Deferred offering costs consist of specific incremental underwriting, legal and other expenses that are directly attributable to the Company's Regulation A Tier 2 Offering and initial public offering, and are incurred prior to the completion of an offering. The Company capitalizes such deferred offering costs in accordance with ASC 340, Other Assets and Deferred Costs. Upon completion of an offering, such deferred offering costs are recorded as a reduction of gross proceeds of offerings within stockholders' equity (deficit). Costs associated with an aborted offering are not deferred and are expensed as incurred.

m) Related parties

Related parties, which can be a corporation or individual, are considered to be related if either the Company or the other party have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or significant influence.

n) Income taxes

The Company's tax provision consists of taxes currently payable or receivable, plus any change during the period in deferred tax assets and liabilities. The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settles. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that is it more likely than not that some portion of the deferred tax asset will not be realized.

During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting for income taxes requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if available evidence indicates it is more likely than not that the tax position will be fully sustained upon review by taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount with a greater than 50 percent likelihood of being realized upon ultimate settlement. For tax positions that are 50 percent or less likely of being sustained upon audit, the Company does not recognize any portion of that benefit in the financial statements. The Company is not aware of any issues under review that could result in significant payments, accruals or a material deviation from its position.

o) Loss per share

Basic earnings (loss) per share ("EPS") is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of ordinary shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

The Company has the following anti-dilutive securities as of December 31, 2025 and 2024:

	2025	2024
Warrants	6,346,420	18,174,574
Options	2,415,000	-
Restricted Share Units	2,170,750	-
	10,932,170	18,174,574

As of December 31, 2024, due to the terms of the conversion option for the Note Payable (Note 5) and Convertible Debentures (Note 6), the Company could not predict the anti-dilutive shares for these instruments, and as such, they were excluded from the above table.

p) Other income

The Company earns ancillary income from contracts with customers for pilot training and equipment testing. The income is recognized at a point in time which is upon the completion of the services, which the Company has determined is the completion of a flight. There is no variable consideration for these ancillary services.

From time to time, the Company receives consideration in advance of the services being rendered; this is presented as deferred income on the consolidated balance sheets. The Company also extends credit for payments to be received for services provided; this is presented as receivables on the consolidated balance sheets.

The following table summarizes the deferred income activity for the year ended December 31, 2025 and December 31, 2024:

Balance as of January 1, 2024	$397,000
Recognition of income recorded as deferred income as of December 31, 2024	(157,000)
Deferral of income billed during the year	104,800
Balance as of December 31, 2024	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000

q) Grant income

The Company receives certain cost reimbursements from an economic development corporation in Texas (Note 11). The income is recognized at a point in time when the Company completes its obligations for entitling to such reimbursements and included in grant income on the consolidated statements of operations.

Amounts received by the Company that the Company is not yet entitled to, and subject to refunds, are recognized as a payable, until the Company's completion of its obligations to earn the reimbursements.

r) Advertising and Promotion Costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion expense for the years ended December 31, 2025 and 2024, were $ 1,436,875 and $183,790, respectively.

s) Stock-Based Compensation

The Company applies the provisions of ASC 718, Compensation-Stock Compensation ("ASC 718"), which requires the measurement and recognition of compensation expense for all stock-based awards in the consolidated statements of operations. For stock options issued, the Company estimates each option's grant-date fair value using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the Common Stock consistent with the expected life of the option, risk-free interest rates, and expected dividend yields of the Common Stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, generally the vesting term. Forfeitures are recorded as incurred instead of estimated at the time of grant and revised.

t) Research and Development

Research and development costs are expensed as incurred, in accordance with ASC 730, Research and Development. During the year ended December 31, 2025, all of these costs are with a single vendor who performed contracted research and testing and consumed materials in research and development activities. The Company may also incur personnel-related costs, including salaries, benefits, and stock-based compensation, where applicable. Nonrefundable advance payments for research and development activities are capitalized and expensed as the related services are performed. Research and development expense for the years ended December 31, 2025 and 2024, were $1,027,203 and $0, respectively.

u) Subsequent Events

The Company evaluated subsequent events through April 15, 2026, the date in which the consolidated financial statements were issued.

v) Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, "Income Taxes: Improvements to Income Tax Disclosures." This guidance requires consistent categories and greater disaggregation of information in the rate reconciliation and disclosures of income taxes paid by jurisdiction. The Company adopted ASU 2023-09 as of January 1, 2025, which had no material impact on the Company's consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, "Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures". The amendments in ASU No. 2024-03 address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to the financial statements for certain categories of expenses that are included on the face of the financial statements. The guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact of this guidance on its disclosures.

In December 2025, the FASB issued ASU 2025-11, "Interim Reporting (Topic 270): Narrow-Scope Improvements". The amendments in ASU No. 2025-11 are intended to improve the clarity and usability of interim reporting guidance by reorganizing Topic 270, clarifying when interim reporting requirements apply, and consolidating interim disclosure requirements that are currently dispersed throughout the Codification. The amendments are effective for fiscal years beginning after December 15, 2027, and for interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its interim reporting processes and disclosures.

w) Segment Reporting

ASC Topic No. 280, Segment Reporting ("ASC 280"), establishes standards for the way that public business enterprises report information about operating segments in their annual consolidated financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas, and major customers.

Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company's CODM is the Chief Executive Officer.

The Company has determined that it has a single operating and reportable segment comprising all of the Company's operations, which is principally the operations of F-104 Fighter jets and development of infrastructure for orbital space launch. All of the Company's operations are attributable to the United States.

The CODM receives and reviews financial information at the consolidated entity level. The Company uses one measure of performance and does not segregate the Company's business for internal reporting. The key measure of segment profit and loss that the CODM uses to allocate resources and assess performance is the Company's net loss before taxes, as presented in the Company's consolidated statement of operations. Operating results and assets are reviewed by the CODM primarily for purposes of assessing financial needs of operations, making resource allocation decisions and for evaluating financial performance.

Segment assets are the same as consolidated total assets of $28,386,884 and $10,300,586, for the years ended December 31, 2025 and 2024, respectively.

The table below details the Company's revenues, significant expenses, and other segment items and reconciles those amounts to the Company's consolidated net loss before taxes as computed under U.S. GAAP in the Consolidated Statements of Operations:

	Year ended December 31,
	2025	2024
Revenue	$-	$-
Less:
Consulting fees	4,263,195	998,364
Professional fees	2,521,680	786,338
Business development	1,841,982	360,000
Advertising and promotion	1,436,875	183,790
Contract labor and fuel	1,387,747	403,800
Research and development	1,027,203	-
Management fees	707,507	232,000
Interest expense	555,985	486,669
Change in fair value of derivative liability	970,866	1,642,697
Amortization of debt discount	500,937	1,777,505
Other segment items*	1,329,639	1,037,614
Net loss before taxes	$(16,543,616)	$(7,908,777)

(*) Other segment items consists of travel and entertainment, rent expense, office and administrative expenses, insurance, directors' fees, franchise tax, vehicle expenses, relocation costs, listing fees, repairs and maintenance, depreciation, bank and interest charges, licenses, other income, grant income, interest income, write-off of other receivable, and exchange loss, none of which is individually significant.